RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS	NOTE 34 — RELATED PARTY TRANSACTIONS There were no material related party transactions for the years ended 31 December 2017, 2016 and 2015.